Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 162,900		$ 162,900
Income tax expense	$ 0	$ 0	$ 0	$ 0